Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management objectives and policies
Schedule of Foreign currency sensitivity

		Effect on	Effect on
In thousands of EUR		pre-tax equity	profit before tax
Change in EGP/EUR rate
	5%	(11,475)	3,196
	(5)%	11,475	(3,196)

Change in ZAR/EUR
	10%	74	122
	(10)%	(74)	(122)

Change in NGN/EUR
	15%	(188,064)	548,353
	(15)%	188,064	(548,353)

Change in MAD/EUR
	5%	(115,614)	616
	(5)%	115,614	(616)

Change in GHS/EUR
	10%	(169)	441
	(10)%	169	(441)

Change in KES/EUR
	15%	(66,556)	96,769
	(15)%	66,556	(96,769)

Change in AED/EUR
	10%	(33,206)	871
	(10)%	33,206	(871)

Change in EGP/USD rate
	5%	(1,200)	(8)
	(5)%	1,200	8

Change in ZAR/USD
	10%	(76)	12
	(10)%	76	(12)

Change in NGN/USD
	15%	(3,717)	9,495
	(15)%	3,717	(9,495)

Change in GHS/USD
	10%	(508)	14
	(10)%	508	(14)

Change in KES/USD
	15%	(2,512)	10,345
	(15)%	2,512	(10,345)

Change in AED/USD
	10%	—	86
	(10)%	—	(86)